Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill, Beginning balance	$ 133,795	$ 131,380
Acquisition		4,065
Reclassification to assets held-for-sale	(87)	(2,162)
Foreign currency remeasurement	(56)	512
Goodwill, Ending balance	$ 133,652	$ 133,795